Direct Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2013
Direct Voyage Expenses and Vessel Operating Expenses [Abstract]
Direct Voyage Expenses and Vessel Operating Expenses [Text Block]

15.	Direct Voyage Expenses and Vessel Operating Expenses:

Direct voyage expenses are analyzed as follows:

Year ended December 31
	2013	2012	2011
Bunkers	6,563	10,736	905
Port expenses	888	1,609	901
Commissions	243	266	437
Other	341	976	298
Total	8,035	13,587	2,541

Vessel operating expenses are analyzed as follows:

Year ended December 31
	2013	2012	2011
Crew wages and related costs	5,624	13,670	16,423
Chemicals and lubricants	862	2,831	3,546
Repairs and maintenance	2,594	6,592	9,735
Insurance	1,233	2,791	3,490
Miscellaneous expenses	773	1,099	1,533
Total	11,086	26,983	34,727